Financial Income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Income, net.
Interest income and investment income, net	$ 50,424	$ 45,052	$ 20,731
Fair value change of short-term investments	(116)	54	(2,056)
Fair value change of long-term investments	(41)	(130)	(129)
Gain on disposal of a long-term investment	451
Total financial income, net	50,718	44,976	18,546
Interest income and investment income	50,424	49,744	22,898
Investment loss from foreign exchange contracts	$ 0	$ 4,692	$ 2,167